Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Current assets:
Cash and cash equivalents	$ 253.7	$ 232.0
Trade accounts receivable, less allowances of $27.1 and $21.1 at year-end 2019 and 2018, respectively	1,212.2	1,189.7
Inventories, net	663.0	651.4
Other current assets	211.7	224.9
Total current assets	2,340.6	2,298.0
Property, plant and equipment, net	1,210.7	1,137.4
Goodwill	930.8	941.8
Other intangibles resulting from business acquisitions, net	126.5	144.0
Deferred tax assets	225.4	205.3
Other assets	654.8	451.0
Total assets	5,488.8	5,177.5
Current liabilities:
Short-term borrowings and current portion of long-term debt and finance leases	440.2	194.6
Accounts payable	1,066.1	1,030.5
Accrued payroll and employee benefits	220.4	217.9
Accrued trade rebates	132.4	129.8
Income taxes payable	71.4	58.1
Other current liabilities	323.3	363.1
Total current liabilities	2,253.8	1,994.0
Long-term debt and finance leases	1,499.3	1,771.6
Long-term retirement benefits and other liabilities	421.4	334.7
Deferred tax liabilities and income taxes payable	110.3	122.1
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2019 and 2018; issued - 124,126,624 shares at year-end 2019 and 2018; outstanding - 83,366,840 and 84,723,655 shares at year-end 2019 and 2018, respectively	124.1	124.1
Capital in excess of par value	874.0	872.0
Retained earnings	2,979.1	2,864.9
Treasury stock at cost, 40,759,784 and 39,402,969 shares at year-end 2019 and 2018, respectively	(2,425.1)	(2,223.9)
Accumulated other comprehensive loss	(348.1)	(682.0)
Total shareholders' equity	1,204.0	955.1
Total liabilities and shareholders' equity	$ 5,488.8	$ 5,177.5